Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Other Assets
a)	Other assets

	12/31/2020			12/31/2019
	Current	Non- current	Total	Current	Non- current	Total
Financial	81,144	12,117	93,261	87,498	7,254	94,752
At Amortized Cost	81,138	12,117	93,255	87,498	7,254	94,752
Receivables from credit card issuers	43,511	—	43,511	42,395	—	42,395
Deposits in guarantee for contingent liabilities, provisions and legal obligations (Note 29e)	1,338	11,355	12,693	7,990	6,530	14,520
Trading and intermediation of securities	28,021	233	28,254	26,544	207	26,751
Income receivable	2,941	38	2,979	3,236	—	3,236
Operations without credit granting characteristics, net of provisions	2,995	481	3,476	3,612	5	3,617
Insurance and reinsurance operations	1,312	10	1,322	836	511	1,347
Net amount receivables from reimbursement of provisions (Note 29d)	919	—	919	978	—	978
Deposits in guarantee of fund raisings abroad	101	—	101	1,864	1	1,865
Other	—	—	—	43	—	43
At Fair Value Through Profit or Loss	6	—	6	—	—	—
Other financial assets	6	—	6	—	—	—
Non-financial	9,175	6,598	15,773	9,323	5,368	14,691
Sundry foreign	713	4	717	639	7	646
Prepaid expenses	3,230	1,174	4,404	3,288	1,038	4,326
Sundry domestic	2,552	3	2,555	2,916	9	2,925
Assets of post-employment benefit plans (Note 26e)	—	585	585	—	717	717
Lease right-of-use	76	4,832	4,908	211	3,597	3,808
Other	2,604	—	2,604	2,269	—	2,269

Summary of Other Liabilities
b)	Other liabilities

	12/31/2020			12/31/2019
	Current	Non- current	Total	Current	Non- current	Total
Financial	112,745	6,184	118,929	113,092	3,989	117,081
At Amortized Cost	112,740	6,184	118,924	113,092	3,989	117,081
Credit card operations	92,580	—	92,580	87,361	—	87,361
Trading and intermediation of securities	14,995	126	15,121	18,062	65	18,127
Foreign exchange portfolio	859	—	859	1,245	—	1,245
Finance leases	49	5,020	5,069	207	3,924	4,131
Other	4,257	1,038	5,295	6,217	—	6,217
At Fair Value Through Profit or Loss	5	—	5	—	—	—
Other financial liabilities	5	—	5	—	—	—
Non-financial	35,248	3,263	38,511	26,275	2,063	28,338
Funds in transit	15,944	127	16,071	10,573	11	10,584
Charging and collection of taxes and similar	339	—	339	335	—	335
Social and statutory	6,201	558	6,759	5,057	32	5,089
Deferred income	3,201	—	3,201	2,686	—	2,686
Sundry domestic	2,957	66	3,023	2,118	79	2,197
Personnel provision	1,609	291	1,900	1,569	75	1,644
Provision for sundry payments	2,506	70	2,576	1,761	63	1,824
Obligations on official agreements and rendering of payment services	1,326	—	1,326	1,114	—	1,114
Liabilities from post-employment benefit plans (Note 26e)	—	2,083	2,083	—	1,746	1,746
Other	1,165	68	1,233	1,062	57	1,119